Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 51.7%
	Accelerated Assets, Series 2018-1, Class B
$842,686	4.510%, 12/02/33 (A)	$834,505
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,121,380
	AGL CLO, Series 2019-1A, Class D
850,000	4.122%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/32 (A)	845,738
	AGL CLO, Series 2020-3A, Class D
2,100,000	3.575%, VAR ICE LIBOR USD 3 Month+3.300%, 01/15/33 (A)	1,989,805
	AIG CLO, Series 2019-1A, Class E
1,000,000	6.722%, VAR ICE LIBOR USD 3 Month+6.450%, 01/20/32 (A)	915,957
	Allegro CLO VI, Series 2018-2A, Class D
250,000	3.023%, VAR ICE LIBOR USD 3 Month+2.750%, 01/17/31 (A)	220,966
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,137,235
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	3,989,132
	Apidos CLO XXXII, Series 2020-32A, Class D
315,000	3.772%, VAR ICE LIBOR USD 3 Month+3.500%, 01/20/33 (A)	301,152
	Arbys Funding, Series 2020-1A, Class A2
415,000	3.237%, 07/30/50 (A)	421,412
	Atrium XV, Series 15A, Class D
845,000	3.256%, VAR ICE LIBOR USD 3 Month+3.000%, 01/23/31 (A)	782,438
	Avid Automobile Receivables Trust, Series 2019-1, Class D
1,340,000	4.030%, 07/15/26 (A)	1,357,854
	Avis Budget Rental Car Funding AESOP, Series 2018-2A, Class C
850,000	4.950%, 03/20/25 (A)	853,514
	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,245,000	4.240%, 09/22/25 (A)	1,208,761
	Avis Budget Rental Car Funding AESOP, Series 2020-1A, Class B
725,000	2.680%, 08/20/26 (A)	714,132
	Ballyrock CLO, Series 2018-1A, Class C
250,000	3.422%, VAR ICE LIBOR USD 3 Month+3.150%, 04/20/31 (A)	243,704
	Barings CLO, Series 2018-2A, Class C
620,000	2.975%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/30 (A)	567,602
	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,445,438
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
625,625	5.682%, 12/16/41 (A)	366,064
	Business Jet Securities, Series 2019-1, Class A
3,066,040	4.212%, 07/15/34 (A)	2,989,531

1

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 51.7% (continued)
	CarVal CLO III, Series 2019-2A, Class D
$1,550,000	3.972%, VAR ICE LIBOR USD 3 Month+3.700%, 07/20/32 (A)	$1,470,570
	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	890,352
	Coinstar Funding, Series 2017-1A, Class A2
5,819,513	5.216%, 04/25/47 (A)	5,515,520
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,024,112
	Corevest American Finance Trust, Series 2020-2, Class D
1,211,000	4.845%, 05/15/52 (A) (B)	1,165,724
	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,749,917
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	531,498
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
365,753	5.103%, 05/25/35 (C) (D)	366,372
	Dell Equipment Finance Trust, Series 2020-1, Class D
400,000	5.920%, 03/23/26 (A)	420,252
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
1,555,006	6.070%, 10/22/29 (A)	1,557,768
	Diamond Resorts Owner Trust, Series 2018-1, Class C
1,129,844	4.530%, 01/21/31 (A)	1,097,125
	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	6.125%, VAR ICE LIBOR USD 3 Month+5.850%, 10/15/30 (A)	472,296
	Falcon Aerospace, Series 2017-1, Class A
1,058,377	4.581%, 02/15/42 (A)	980,478
	FAN Engine Securitization, Series 2013-1A, Class 1A
2,851,887	4.625%, 10/15/43 (A) (C) (D)	1,746,781
	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,558,053
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
500,000	4.284%, 09/17/25 (A)	499,978
	Galaxy XXIX CLO, Series 2018-29A, Class D
265,000	2.792%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	254,230
	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	6.208%, VAR ICE LIBOR USD 3 Month+5.850%, 11/22/31 (A)	347,393
	GCA Holdings, Series 2014-1, Class C
2,065,927	6.000%, 01/05/30 (A) (C) (D)	655,663
	GCA Holdings, Series 2014-1, Class D
925,813	7.500%, 01/05/30 (A) (C) (D)	98,414

2

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 51.7% (continued)
	GCA Holdings, Series 2014-1, Class E
$3,160,000	0.654%, 01/05/30 (A) (C) (D)	$—
	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	991,504
	Gilbert Park CLO, Series 2017-1A, Class D
315,000	3.225%, VAR ICE LIBOR USD 3 Month+2.950%, 10/15/30 (A)	291,548
	Global Container Assets, Series 2015-1A, Class B
531,667	4.500%, 02/05/30 (A) (C) (D)	453,443
	Harbor Park CLO, Series 2018-1A, Class D
400,000	3.172%, VAR ICE LIBOR USD 3 Month+2.900%, 01/20/31 (A)	368,143
	Harbour Aircraft Investments, Series 2017-1, Class C
1,089,603	8.000%, 11/15/37 (C) (D)	560,548
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
317,498	4.000%, 02/25/32 (A)	320,987
	Hilton Grand Vacations Trust, Series 2020-AA, Class C
313,320	6.420%, 02/25/39 (A)	334,105
	Horizon Aircraft Finance I, Series 2018-1, Class A
3,781,322	4.458%, 12/15/38 (A)	3,448,362
	Invitation Homes Trust, Series 2018-SFR1, Class E
2,062,718	2.181%, VAR ICE LIBOR USD 1 Month+2.000%, 03/17/37 (A)	2,003,885
	Invitation Homes Trust, Series 2018-SFR2, Class E
4,700,000	2.175%, VAR ICE LIBOR USD 1 Month+2.000%, 06/17/37 (A)	4,554,704
	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	2.181%, VAR ICE LIBOR USD 1 Month+2.000%, 07/17/37 (A)	3,033,239
	Invitation Homes Trust, Series 2018-SFR2, Class F
2,323,456	2.600%, VAR ICE LIBOR USD 1 Month+2.250%, 06/17/37 (A)	2,225,251
	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,427,327	4.250%, 12/15/38 (A)	2,037,969
	Madison Park Funding XXI, Series 2019-21A, Class DR
1,000,000	7.835%, VAR ICE LIBOR USD 3 Month+7.560%, 10/15/32 (A) (C) (D)	864,834
	MAPS, Series 2018-1A, Class B
1,438,540	5.193%, 05/15/43 (A)	803,743
	MVW, Series 2020-1A, Class D
500,000	7.140%, 10/20/37 (A)	499,900
	OCP CLO, Series 2017-8A, Class CR
1,690,000	3.073%, VAR ICE LIBOR USD 3 Month+2.800%, 04/17/27 (A)	1,649,120
	OCP CLO, Series 2019-17A, Class E
1,000,000	6.932%, VAR ICE LIBOR USD 3 Month+6.660%, 07/20/32 (A)	895,558

3

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 51.7% (continued)
	Octagon Investment Partners, Series 2018-3A, Class E
$280,000	6.022%, VAR ICE LIBOR USD 3 Month+5.750%, 10/20/30 (A)	$242,545
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	986,878
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,708,384
	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (A)	2,692,157
	Orange Lake Timeshare Trust, Series 2019-A, Class D
2,004,542	4.930%, 04/09/38 (A)	1,906,190
	Palmer Square CLO, Series 2019-1A, Class C
1,000,000	4.174%, VAR ICE LIBOR USD 3 Month+3.750%, 11/14/32 (A)	988,094
	Palmer Square CLO, Series 2019-1A, Class CR2
275,000	3.524%, VAR ICE LIBOR USD 3 Month+3.150%, 05/21/29 (A)	259,072
	Pikes Peak CLO 1, Series 2018-1A, Class D
510,000	3.414%, VAR ICE LIBOR USD 3 Month+3.150%, 07/24/31 (A)	487,466
	Pioneer Aircraft Finance, Series 2019-1, Class B
1,244,554	4.948%, 06/15/44 (A)	695,836
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,691,438	4.666%, 09/05/48 (A)	4,697,677
	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,389,540
	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,138,309
	PRPM, Series 2020-1A, Class A1
727,527	2.981%, 02/25/25 (A)	723,585
	Santander Drive Auto Receivables Trust, Series 2020-1, Class D
1,300,000	5.350%, 03/15/28	1,387,691
	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,553,251
	SCF Equipment Leasing, Series 2019-1A, Class E
2,884,358	5.490%, 04/20/30 (A)	2,620,221
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	680,384
	THL Credit Wind River, Series 2018-3A, Class D
280,000	3.222%, VAR ICE LIBOR USD 3 Month+2.950%, 01/20/31 (A)	255,812
	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	676,949
	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	1.672%, VAR ICE LIBOR USD 1 Month+1.500%, 02/25/57 (A)	613,956

4

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 51.7% (continued)
	Towd Point Mortgage Trust, Series 2018-4, Class A2
$1,100,000	3.000%, 06/25/58 (A) (B)	$1,141,813
	TRESTLES CLO II, Series 2018-2A, Class D
415,000	5.995%, VAR ICE LIBOR USD 3 Month+5.750%, 07/25/31 (A)	349,016
	Tricon American Homes, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	161,485
	Tricon American Homes Trust, Series 2017-SFR1, Class F
2,755,000	5.151%, 09/17/34 (A)	2,813,736
	VOLT LXXXV, Series 2020-NPL1, Class A1A
1,200,175	3.228%, 01/25/50 (A)	1,193,896
	WAVE Trust, Series 2017-1A, Class B
2,397,334	5.682%, 11/15/42 (A)	1,650,901
	Welk Resorts, Series 2019-AA, Class D
621,677	4.030%, 06/15/38 (A)	554,432
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,423,124	4.750%, 09/15/43 (A)	1,967,427

	Total Asset-Backed Securities
	(Cost $128,299,902)	118,582,362

Residential Mortgage-Backed Obligations — 22.0%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
390,032	5.500%, 04/25/34 (C) (D)	398,831
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,312,028	6.000%, 09/25/34	1,375,404
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
235,164	5.750%, 01/25/35 (C) (D)	233,957
	Alternative Loan Trust, Series 2005-J1, Class 2A1
181,386	5.500%, 02/25/25 (C) (D)	183,444
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
684,914	5.500%, 10/25/33	688,161
	Banc of America Funding Trust, Series 2005-7, Class 3A1
881,282	5.750%, 11/25/35	952,635
	Banc of America Funding Trust, Series 2007-4, Class 5A1
228,825	5.500%, 11/25/34	227,082
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
336,263	3.091%, 08/25/34 (B) (C) (D)	318,166
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,144,768	3.377%, 08/25/35 (B)	1,021,906

5

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 22.0% (continued)
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
$228,259	4.436%, 09/25/34 (A) (B) (C) (D)	$222,753
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
1,069,205	4.190%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	1,015,094
	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,318,018	4.125%, 03/25/59 (A)	3,342,792
	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,029,540	4.000%, 01/25/68 (A) (B)	1,041,626
	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
2,094,453	2.572%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	2,062,274
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
305,325	5.500%, 08/25/34 (C) (D)	315,278
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,955,566	6.160%, 12/25/33	2,033,425
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
815,090	0.522%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34 (C) (D)	740,102
	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
1,000,000	5.272%, VAR ICE LIBOR USD 1 Month+5.100%, 06/25/50 (A)	985,608
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
727,487	1.972%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	690,930
	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
1,985,087	2.572%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	1,919,717
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
2,518,739	2.372%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	2,438,000
	FNMA Connecticut Avenue Securities, Series 2018-C04, Class 2M2
1,311,606	2.722%, VAR ICE LIBOR USD 1 Month+2.550%, 12/25/30	1,260,647
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
3,420,000	5.389%, 08/10/44 (A) (B)	2,597,095
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
63,302	3.619%, 07/25/35 (B) (C) (D)	60,524
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,067,926	4.055%, 10/25/34 (B)	1,038,761
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,476,857	3.248%, 08/25/35 (B)	1,284,777
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3,672,703	0.382%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	2,910,563

6

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 22.0% (continued)
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
$1,851,029	6.000%, 09/25/34	$1,958,180
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,015,234	6.000%, 10/25/37	1,089,889
	Lehman XS Trust, Series 2006-2N, Class 1A1
770,926	0.432%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	669,848
	Lehman XS Trust, Series 2006-12N, Class A2A1
116	0.330%, VAR ICE LIBOR USD 1 Month+0.150%, 08/25/46 (C)(D)	113
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,603,201	3.470%, 03/25/35 (B)	1,483,755
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,390,283	3.292%, 03/25/35 (B)	2,207,069
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
614,727	3.904%, 04/25/36 (B) (C) (D)	605,461
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
461,367	5.250%, 11/25/33	475,703
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,896,651	5.500%, 03/25/34	2,959,125
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
437,751	5.500%, 06/25/34	450,671
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
630,929	6.000%, 06/25/34	655,553
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,443,612	6.000%, 09/25/34	1,492,680
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
188,575	5.500%, 11/25/35	187,088
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,264,271	4.538%, 03/25/35 (B)	1,495,922
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
4,531,845	0.482%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	3,244,364

	Total Residential Mortgage-Backed Obligations
	(Cost $50,903,680)	50,334,973

Commercial Mortgage-Backed Obligations — 18.6%
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
875,000	3.675%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	612,672

7

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 18.6% (continued)
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
$2,215,000	4.675%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	$1,388,103
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A) (B)	1,042,282
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.751%, 10/15/45 (A) (B)	666,501
	Commercial Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.536%, 12/10/44 (A) (B)	1,139,647
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.831%, 08/15/45 (A) (B)	652,315
	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
1,645,000	2.272%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/39 (A)	1,606,868
	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
1,190,000	2.222%, VAR ICE LIBOR USD 1 Month+2.050%, 01/25/40 (A)	1,129,181
	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	3.775%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	422,605
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
335,750	5.869%, 09/15/40 (B)	151,188
	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (A)	776,707
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,146,595
	CSMC Trust, Series 2018-RPL7, Class A1
1,228,467	4.000%, 08/26/58 (A)	1,246,600
	HPLY Trust, Series 2019-HIT, Class C
1,172,018	1.775%, VAR ICE LIBOR USD 1 Month+1.600%, 11/15/36 (A)	1,083,831
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	2,700,029
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.016%, 06/15/43 (A) (B)	501,104
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.425%, 08/15/46 (A) (B)	2,456,085
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,180,000	5.478%, 06/15/44 (A) (B)	713,811
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,813,895
	Motel 6 Trust, Series 2017-M6MZ, Class M
5,395,233	7.101%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/24 (A)	4,195,853

8

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 18.6% (continued)
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
$2,000,000	3.584%, 03/11/31 (A) (B)	$1,559,575
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	4.575%, VAR ICE LIBOR USD 1 Month+4.400%, 11/15/27 (A) (C) (D)	1,215,278
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	3.869%, VAR ICE LIBOR USD 1 Month+3.694%, 11/15/27 (A) (C) (D)	753,454
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.270%, 12/15/51 (B)	1,867,753
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.889%, 05/10/63 (A) (B)	335,065
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.028%, 06/15/49 (B)	2,542,033
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,395,343	5.680%, 03/15/44 (A) (B)	1,581,823
	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,500,673	5.662%, 02/15/44 (A) (B)	2,459,358
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
360,000	4.746%, 06/15/45 (B)	272,144
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.811%, 06/15/45 (A) (B)	1,559,509

	Total Commercial Mortgage-Backed Obligations
	(Cost $54,061,853)	42,591,864

U.S. Treasury Obligation — 4.4%
10,000,000	United States Treasury Bill, 0.135% (F)	9,998,166

	Total U.S. Treasury Obligation
	(Cost $9,997,450)	9,998,166

Municipal Bond — 1.2%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
2,720,000	7.309%, 06/01/34	2,760,800

	Total Municipal Bond
	(Cost $2,420,142)	2,760,800

9

Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.4%
	ECAF I BLOCKER LTD
$900	0.000%, 03/15/40 (C) (D)	$984,600

	Total Other Investment
	(Cost $9,000,000)	984,600

Shares
Short-Term Investment — 1.3%
2,909,820	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.050%(E)	2,909,820

	Total Short-Term Investment
	(Cost $2,909,820)	2,909,820

	Total Investments — 99.6%
	(Cost $257,592,847)	228,162,585
	Other Assets and Liabilities, net — 0.4%	1,011,731

	Net Assets — 100.0%	$229,174,316

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2020 was $165,293,739, representing 72.1% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2020, was $10,778,016 and represented 4.7% of net assets.

(E)	The rate shown is the 7-day effective yield as of July 31, 2020.
(F)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

VAR — Variable Rate

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Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$113,836,307	$4,746,055	$118,582,362

Residential Mortgage-Backed Obligations	—	47,256,344	3,078,629	50,334,973

Commercial Mortgage-Backed Obligations	—	40,623,132	1,968,732	42,591,864

U.S. Treasury Obligation	—	9,998,166	—	9,998,166

Municipal Bond	—	2,760,800	—	2,760,800

Other Investment	—	—	984,600	984,600

Short-Term Investment	2,909,820	—	—	2,909,820

Total Investments in Securities	$2,909,820	$214,474,749	$10,778,016	$228,162,585

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset Back Securities	Investments in Residential Mortgage- Back Obligations	Investments in Commercial Mortgage- Backed Obligations	Investments in Other Investment	Total

Beginning balance as of November 1, 2019	$8,982,993	$1,259,434	$2,838,750	$7,776,000	$20,857,177

Accrued discounts/premiums	19,220	1,821	12,929	-	33,970

Realized gain/(loss)	3,709	7,945	-	-	11,654

Change in unrealized appreciation/(depreciation)	(3,090,242)	(34,314)	(2,098,225)	(6,791,400)	(12,014,181)

Purchases	1,024,250	-	-	-	1,024,250

Sales	(2,879,563)	(84,095)	-	-	(2,963,658)

Net transfer into Level 3	2,245,197	1,927,838	1,215,278	-	5,388,313

Net transfer out of Level 3	(1,559,509)	-	-	-	(1,559,509)

Ending balance as of July 31, 2020	$4,746,055	$3,078,629	$1,968,732	$984,600	$10,778,016

Change in unrealized gains/(losses) Included in earnings related to securities still held at reporting date	$(3,180,096)	$(147,713)	$(3,371,199)	$(6,791,400)	$(13,490,408)

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Portfolio of Investments — as of July 31, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

For the period ended July 31, 2020, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 2 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used by third party pricing services (Level 2) and the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “-“ are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

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